Stockholders' Equity (Tables)	12 Months Ended
Jan. 03, 2015
Stockholders' Equity
Schedule of common stock repurchase activity

The following table shows the Company's common stock repurchase activity for the periods indicated (in millions):

			For the 2014 Fiscal Year		For the 2013 Fiscal Year
Fiscal Year Authorized	Dollar Value Authorized	Termination Date	Number of Shares Repurchased	Dollar Value Repurchased	Number of Shares Repurchased	Dollar Value Repurchased
2014	$1,000.0	December 2018	0.0	$0.0	0.0	$0.0
2012	$1,000.0	December 2016	4.1	$435.0	4.9	$536.3
2010	$30.0	None	0.0	$0.0	0.0	$0.0
2010	$750.0	December 2013(1)	0.0	$0.0	0.4	$38.6

Summary of the effects of changes in the Company's ownership interest in its subsidiaries on stockholders' equity

The following table summarizes the effects of changes in the Company's ownership interest in its subsidiaries on stockholders' equity (in thousands):

Fiscal Year	2014	2013	2012
Net income attributable to Fossil Group, Inc.	$376,707	$378,152	$343,401

Transfers to noncontrolling interest:
Decrease in Fossil Group, Inc.'s additional paid-in capital for purchases of 49 common shares of Fossil Mexico and 49 common shares of Fossil Servicios	0	0	(7,332)

Change from net income attributable to Fossil Group, Inc. and transfers to noncontrolling interest	$376,707	$378,152	$336,069